Prepackaged Chapter 11 Case - Schedule of Expenses during Bankruptcy Proceedings Recorded in Reorganization Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Expenses During Bankruptcy Proceedings Recorded In Reorganization Items Abstract
Debt valuation adjustments	$ 2,438
Professional fees	3,126
Total reorganization items, net	$ 5,564